Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Components of Long-Term Debt and Lines of Credit

In addition to the Senior Credit Facility and the Senior Notes, we may, from time to time in the normal course of business finance assets such as vehicles, office equipment and leasehold improvements through debt financing at favorable terms. Long-term debt and other obligations consisted of the following at March 31, 2016 and December 31, 2015:

($ in Thousands)	March 31, 2016 (Unaudited)	December 31, 2015
Senior Notes, Net of Issuance Costs (a)	$657,511	$663,089
Premium on Senior Notes, Net	2,245	2,344
Senior Line of Credit, Net of Issuance Costs (b)(c)	152,794	109,396
Capital Leases and Other Obligations(c)	434	618

Total Debt	812,984	775,447
Less Current Portion of Long-Term Debt	(9,934)	(590)

Total Long-Term Debt	$803,050	$774,857

(a)	Includes unamortized debt issuance costs of approximately $11.1 million and $11.9 million as of March 31, 2016 and December 31, 2015, respectively.
(b)	Includes unamortized debt issuance costs of approximately $5.2 million and $2.1 million as of March 31, 2016 and December 31, 2015, respectively.
(c)	The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. The weighted average interest rate on borrowings under our Senior Credit Facility for the three months ended March 31, 2016 and the year ended December 31, 2015, was approximately 3.2 % and 1.7%, respectively. The average interest rate on our capital leases and other obligations for the three months ended March 31, 2016 and the year ended December 31, 2015, was approximately 4.5% and 5.5%, respectively.

Long-term debt and other obligations consisted of the following at December 31, 2015 and December 31, 2014:

($ in Thousands)	December 31, 2015	December 31, 2014
8.875% Senior Notes Due 2020	$350,000	$350,000
6.25% Senior Notes Due 2022	325,000	325,000
Premium on Senior Notes, Net	2,344	2,725
Senior Line of Credit(a)	111,500	—
Capital Leases and Other Obligations(a)	618	1,427

Total Debt	789,462	679,152
Less Current Portion of Long-Term Debt	(590)	(1,176)

Total Long-Term Debt	$788,872	$677,976

(a)	The weighted average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2015, 2014 and 2013 was approximately 1.7%, 2.2 % and 1.9%, respectively. The weighted average interest rate on our Capital Leases and Other Obligations as of December 31, 2015, 2014 and 2013 was approximately 5.5%, 4.0% and 5.3%, respectively.

Principal Maturity Schedule for Total Debt Outstanding

The following is the principal maturity schedule for debt outstanding as of March 31, 2016:

2016	$9,906
2017	28
2018	—
2019	148,500
2020	652,658
Thereafter	15,865

Total(a)	$826,957

(a)	Excludes $2.2 million net premium on Senior Notes and $16.2 million in debt issuance costs

The following is the principal maturity schedule for total debt outstanding as of December 31, 2015:

($ in thousands)	Year Ended December 31,
2016	$590
2017	28
2018	—
2019	111,500
2020	350,000
Thereafter	325,000

Total[1]	$787,118

1	Does not include $2.3 million net premium on Senior Notes.